UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

                                         Nine Elk Street

                                            Albany, NY                         12207-1002

                                                      (Address of principal executive offices)

                                                         (Zip code)

Robert A. Benton

Paradigm Funds

Nine Elk Street

Albany, NY 12207-1002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 431-3261

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Paradigm Opportunity Fund

		Schedule of Investments
		March 31, 2006
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Asphalt Paving & Roofing Materials
3,000	ElkCorp	101,250	2.87%

Closed Ended Investment Company
5,600	MCG Capital Corp.	79,016	2.24%

Communication Services, NEC
2,000	Hughes Communications, Inc *	83,000	2.35%

Crude Petroleum & Natural Gas
1,300	Edge Petroleum Corp. *	32,474
900	Remington Oil and Gas Corp. *	38,898
600	Unit Corp. *	33,450
		104,822	2.97%

Drilling Oil & Gas Wells
4,300	Grey Wolf Inc. *	31,992	0.91%

Electric Services
1,500	Energy East Corp.	36,450	1.03%

Finance Services
4,700	Beverly Hills Bancorp Inc.	49,820	1.41%

Industrial Inorganic Chemicals
1,400	Mineral Technologies Inc.	81,774	2.32%

Laboratory Analytical Instruments
4,700	PerkinElmer Inc.	110,309	3.12%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
1,600	Amcol International Corp.	46,080	1.30%

Miscellaneous Food Preparation & Kindred Products
900	Green Mountain Coffee Roasters Inc. *	35,748	1.01%

Mobile Homes
800	Cavco Industries Inc. *	38,872	1.10%

National Commercial Banks
2,400	First Midwest Bancorp Inc.	87,768	2.49%

Oil & Gas Field Machinery & Equipment
500	Hydril Co. *	38,975	1.10%

Perfumes, Cosmetics & Other Toilet Preparations
3,300	Parlux Fragrances Inc. *	106,425	3.01%

Pharmaceutical Preparations
6,500	First Horizon Pharmaceutical Corp. *	163,865
4,300	KV Pharmaceutical Co. *	103,716
		267,581	7.58%

Radio & TV Broadcasting & Communications Equipment
4,000	Radyne Corp. *	63,880
3,900	SafeNet Inc. *	103,272
3,900	ViaSat Inc. *	111,735
		278,887	7.90%

Real Estate Investment Trusts
6,000	Highland Hospitality Corp.	76,260	2.16%

Retail - Apparel & Accessory Stores
4,400	Pacific Sunwear of California Inc. *	97,504	2.76%

Retail - Retail Stores, NEC
4,000	Petsmart Inc.	112,560	3.19%

Search, Detection, Navigation, Guidance, Aeronautical Systems
2,051	DRS Technologies Inc.	112,538
4,000	FLIR Systems Inc. *	113,640
		226,178	6.41%

Services - Commercial Physical & Biological Research
2,600	PRA International *	64,402	1.82%

Services - Computer Integrated Systems Design
4,100	Sonic Solutions *	74,251	2.10%

Services - Computer Programming Services
6,000	SSA Global Technologies, Inc. *	96,180	2.72%

Services - Medical Laboratories
6,200	Bio-Reference Laboratories Inc. *	111,848	3.17%

Services - Prepackaged Software
8,900	Bottomline Technologies Inc. *	122,197
9,500	Epicor Software Corp. *	127,585
7,000	MRO Software Inc. *	111,720
6,800	Parametric Technology Corp. *	111,044
		472,546	13.38%

State Commercial Banks
6,000	W Holdings Co. Inc.	47,220	1.34%

Surgical & Medical Instruments & Apparatus
2,600	Orthofix International NV *	103,532	2.93%

Trucking (No Local)
5,000	JB Hunt Transport Services Inc.	107,700	3.05%

Water Transportation
700	Tidewater Inc.	38,661	1.10%

Total for Common Stock (Cost $2,905,344)		$ 3,207,611	90.84%

Cash Equivalents
322,169	SEI Daily Income Treasury Government CL B 3.96% **	322,169	9.12%
	(Cost $322,169)

Total Investment Securities		3,529,781	99.96%
	(Cost $3,227,513)

Other Assets Less Liabilities		1,351	0.04%

Net Assets		$ 3,531,131	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2006.

NOTES TO FINANCIAL STATEMENTS

PARADIGM OPPORTUNITY FUND

1. SECURITY TRANSACTIONS

At March 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,905,344 amounted to $302,267, which consisted of aggregate gross unrealized appreciation of $352,062 and aggregate gross unrealized depreciation of $49,795.

Item 1. Schedule of Investments.

Paradigm Select Fund

		Schedule of Investments
		March 31, 2006
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Agricultural Production-Crops
2,000	Chiquita Brands International Inc.	33,540	1.06%

Blankbooks, Looseleaf Binders & Bookbinding & Related Work
1,100	John H. Harland Co.	43,230	1.37%

Books: Publishing or Publishing & Printing
1,300	Scholastic Corp. *	34,788	1.10%

Canned, Frozen & Preserved Fruits, Vegetables & Food Specialties
1,100	Lancaster Colony Corp.	46,200	1.46%

Cement, Hydraulic
1,200	Eagle Materials Inc.	76,512	2.43%

Communications Equipment, NEC
1,700	Checkpoint Systems Inc. *	45,696	1.45%

Computer Storage Devices
3,100	Overland Storage Inc. *	28,148	0.89%

Crude Petroleum & Natural Gas
1,700	Denbury Resources Inc. *	53,839
600	Swift Energy Co. *	22,476
		76,315	2.42%

Drilling Oil & Gas Wells
2,500	Parker Drilling Co. *	23,175	0.73%

Electric & Other Services Combined
3,000	CMS Energy Corp. *	38,850
1,900	Pepco Holdings, Inc.	43,301
		82,151	2.60%

Electric Services
2,400	Duquesne Light Holdings Inc.	39,600	1.26%

Electrical Industrial Apparatus
1,800	Woodward Governor Co.	59,850	1.90%

Electronic Components & Accessories
2,800	AVX Corp.	49,560	1.57%

Engines & Turbines
1,800	Stewart & Stevenson Services Inc.	65,664	2.08%

Fabricated Rubber Products, NEC
700	Carlisle Companies Inc.	57,260
1,000	West Pharmaceutical Services Inc.	34,720
		91,980	2.91%
Fire, Marine & Casualty Insurance
1,500	HCC Insurance Holdings Inc.	52,200	1.65%

Food & Kindred Products
2,050	Flowers Foods Inc.	60,885	1.93%

Heavy Construction Other Than Building Construction
700	Jacobs Engineering Group Inc. *	60,718	1.92%

Hospital & Medical Service Plans
900	Humana Inc. *	47,385	1.50%

Household Furniture
3,300	Tempur Pedic International Inc. *	46,695	1.48%

Insurance Agents, Brokers & Service
4,100	BioScrip Inc. *	29,561	0.94%

Magnetic & Optical Recording Media
600	Imation Corp.	25,746	0.82%

Meat Packing Plants
1,400	Hormel Foods Corp.	47,320	1.50%

Miscellaneous Industrial & Commercial Machinery & Equipment
600	Curtiss-Wright Corp.	39,720	1.26%

Miscellaneous Electrical Machinery, Equipment, & Supplies
900	United Industrial Corp.	54,837	1.74%

Motor Vehicles Parts & Accessories
1,200	Clarcor Inc.	42,720	1.35%

National Commercial Banks
700	Commerce Bancorp Inc.	25,655	0.81%

Natural Gas Distribution
1,500	Atmos Energy Corp.	39,495	1.25%

Newspapers: Publishing or Publishing & Printing
3,300	Journal Communications Inc.	40,920
900	Media General Inc.	41,958
		82,878	2.63%

Office Furniture (No Wood)
700	HNI Corp.	41,300	1.31%

Paper Mills
1,600	Bowater Inc.	47,328	1.50%

Petroleum Refining
200	Suncor Energy Inc.	15,404
700	Tesoro Corp.	47,838
		63,242	2.00%

Plastic Materials, Synth Resins & Nonvulcan Elastomers
1,100	Rogers Corp. *	59,928	1.90%

Plastics Products, NEC
800	AptarGroup Inc.	44,200	1.40%

Prefabricated Metal Buildings & Components
1,000	NCI Building Systems Inc. *	59,770	1.89%

Radiotelephone Communications
1,200	Telephone & Data Systems Inc. Special	45,300	1.44%

Railroad Equipment
1,200	Westinghouse Air Brake Technologies Corp.	39,120	1.24%

Railroad, Line-Haul Operating
1,600	Kansas City Southern *	39,520	1.25%

Retail - Department Stores
800	Dillard's Inc.	20,832	0.66%

Retail - Radio, TV & Consumer Electronics Stores
1,800	RadioShack Corp.	34,614	1.10%

Retail - Shoe Stores
2,100	Payless Shoesource Inc. *	48,069	1.52%

Security Brokers, Dealers & Flotation Companies
1,200	Calamos Asset Management Inc.	44,880	1.42%

Semiconductors & Related Devices
1,300	Cabot Microelectronics Corp. *	48,230
1,400	Memc Electronic Materials Inc. *	51,688
		99,918	3.17%

Services - Advertising Agencies
1,900	Catalina Marketing Corp.	43,890	1.39%

Services - Business Services
2,100	Moneygram International Inc.	64,512
4,100	Premiere Global Services, Inc.*	33,005
		97,517	3.09%

Services - Computer Integrated Systems Design
3,300	Convergys Corp. *	60,093
1,300	Intergraph Corp. *	54,158
		114,251	3.62%

Services-Computer Processing & Data Preparation
2,400	Sabre Holdins Corp. Class A	56,472	1.79%

Services - Hospitals
1,300	Magellan Health Services Inc. *	52,611	1.67%

Services - Management Consulting
1,600	Watson Wyatt Worldwide Inc.	52,128	1.65%

Services - Misc Health & Allied Services, NEC
2,400	AMN Healthcare Services Inc. *	44,928
800	Lincare Holdings Inc. *	31,168
		76,096	2.41%

Services - Offices & Clinics of Doctors of Medicine
1,300	Amsurg Corp. *	29,497	0.94%

Services - Personal Services
1,300	Jackson Hewitt Tax Service, Inc.	41,054	1.30%

Services - Prepackaged Software
4,500	Tyler Technologies Inc. *	49,500	1.57%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
1,400	Church & Dwight Co. Inc.	51,688	1.64%

Special Industry Machinery, NEC
1,200	Varian Semiconductor Equipment Associates Inc. *	33,696	1.07%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
1,200	Commercial Metals Co.	64,188	2.03%

Sugar & Confectionery Products
1,636	Tootsie Roll Industries Inc.	47,886	1.52%

Telephone Communications (No Radiotelephone)
1,200	Centurytel Inc.	46,944
800	Leap Wireless International Inc. *	34,872
		81,816	2.59%

Wholesale-Electronic Parts & Equipment, NEC
1,800	Avnet Inc. *	45,684	1.45%

Wholesale - Machinery, Equipment & Supplies
1,300	Aviall Inc. *	49,504	1.57%

Total for Common Stock (Cost $2,633,999)		$ 3,127,723	99.11%

Cash Equivalents
23,117	SEI Daily Income Treasury Government CL B 3.3.96% **	23,117	0.73%
	(Cost $23,117)

Total Investment Securities		3,150,840	99.85%
	(Cost $2,657,116)

Other Assets Less Liabilities		4,822	0.15%

Net Assets		$ 3,155,662	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2006.

NOTES TO FINANCIAL STATEMENTS

PARADIGM SELECT FUND

1. SECURITY TRANSACTIONS

At March 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,633,999 amounted to $493,724, which consisted of aggregate gross unrealized appreciation of $574,144 and aggregate gross unrealized depreciation of $80,420.

Item 1. Schedule of Investments.

Paradigm Value Fund

		Schedule of Investments
		March 31, 2006
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Agricultural Chemicals
18,900	LESCO Inc. *	$ 323,379	0.88%

Air Transportation, Scheduled
42,100	Frontier Airlines Holdings, Inc. *	324,170	0.89%

Air-Cond & Warm Air Heating Equipment
1,600	Mestek Inc. *	20,128	0.05%

Aircraft Engines & Engine Parts
7,200	Heico Corp.	228,168
1,000	Heico Corp. CL A *	27,230
		255,398	0.70%

Asphalt Paving & Roofing Materials
2,200	ElkCorp	742,500	2.03%

Ball & Roller Bearings
13,000	NN Inc.	167,830	0.46%

Canned, Frozen & Preserved Fruit, Vegetable & Food Specialties
24,500	Corn Products International Inc.	724,465	1.98%

Coating, Engraving & Allied Services
17,000	Material Sciences Corp. *	205,360	0.56%

Commercial Printing
14,500	Banta Corp.	753,710
21,900	Cadmus Communications Corp.	402,741
		1,156,451	3.16%

Communications Services, NEC
11,700	LodgeNet Entertainment Corp. *	182,286
132,500	Raindance Communications	357,750
		540,036	1.48%

Computer, Communication Equipment
11,200	Black Box Corp.	538,160	1.47%

Construction - Special Trade Contractors
15,800	Layne Christensen Co. *	529,616	1.45%

Crude Petroleum & Natural Gas
13,000	Denbury Resources Inc. *	357,871
6,100	Whiting Petroleum Corp. *	250,039
		607,910	1.66%

Deep Sea Foreign Transportation of Freight
7,100	Seacor Holdings Inc.	562,320	1.54%

Electric Services
175,000	Aquila Inc. *	698,250
16,000	Cleco Corp.	357,280
		1,055,530	2.89%

Electrical Industrial Apparatus
20,000	Woodward Governor Co.	665,000	1.82%

Electromedical & Electrotherapeutic Apparatus
23,500	Criticare Systems Inc. *	106,925	0.29%

Electronic Components & Accessories
38,000	AVX Corp.	672,600	1.84%

Electronic Components, NEC
24,350	Spectrum Control Inc. *	199,183	0.55%

Fire, Marine & Casualty Insurance
53,000	21st Century Insurance Group	837,400	2.29%

Food and Kindred Products
21,500	Flowers Foods Inc.	638,550	1.75%

Glass Products, Made of Purchased Glass
27,600	Apogee Enterprise Inc.	465,888	1.27%

Greeting Cards
23,835	CSS Industries Inc.	780,358	2.14%

Heavy Construction Other Than Bldg Const - Contractors
30,900	Foster Wheeler Ltd. *	1,461,879	4.00%

Industrial Instruments For Measurement, Display, & Control
13,500	K-Tron International Inc. *	657,180	1.80%

Industrial Trucks, Tractors, Trailors & Stackers
3,500	Cascade Corp.	184,975	0.51%

Insurance Agents & Brokers & Service
55,700	BioScrip Inc.	401,597	1.10%

Life Insurance
2,400	National Western Life Insurance Co. *	557,496	1.53%

Magnetic & Optical Recording Media
6,000	Imation Corp.	257,460	0.70%

Measuring & Controlling Devices, NEC
22,500	Measurement Specialties Inc. *	588,375	1.61%

Metal Doors, Sash, Frames, Moldings & Trim
17,900	Drew Industries Inc. *	636,345	1.74%

Misc. Industrial & Commercial Machinery & Equipment
12,100	Curtiss-Wright Corp.	801,020	2.19%

Misc. Electrical Machinery, Equipment & Supplies
10,400	United Industrial Corp.	633,672	1.73%

Misc. Publishing
13,000	ProQuest Co. *	278,070	0.76%

Mobile Homes
5,000	Cavco Industries Inc. *	242,950	0.66%

Nonferrous Foundries (Castings)
26,000	Superior Essex Inc. *	661,440	1.81%

Office Furniture (No Wood)
15,000	MITY Enterprises Inc. *	292,350	0.80%

Petroleum Refining
14,500	Frontier Oil Corp.	860,575
7,000	Suncor Energy Inc.	539,140
		1,399,715	3.83%

Plastic Materials, Synth Resins & Non-vulcan Elastomers
13,300	Rogers Corp. *	724,584	1.98%

Public Building & Related Furniture
26,859	Virco Manufacturing Corp. *	141,010	0.39%

Railroads, Line-Haul Operating
18,900	Kansas City Southern *	466,830	1.28%

Real Estate Dealers (For Their Own Account)
3,200	Texas Pacific Land Trust	470,400	1.29%

Refrigeration & Service Industry Macinery
8,000	Standex International Corp.	253,280	0.69%

Retail - Catalog & Mail-Order Houses
14,656	Blair Corp.	606,905	1.66%

Retail - Grocery Stores
1,355	Arden Group Inc.	125,920	0.34%

Semiconductors & Related Devices
95,000	Leadis Technology Inc. *	539,600
73,000	White Electric Designs Corp. *	427,780
		967,380	2.65%

Services - Automotive Repair, Services & Parking
27,500	Monro Muffler Brake Inc.	1,021,350	2.79%

Services - Business Services, NEC
32,600	CBIZ Inc. *	260,800	0.71%

Services - Computer Integrated Systems Design
17,000	Intergraph Corp. *	708,220	1.94%

Services - Educational Services
52,850	Nobel Learning Communities Inc. *	506,303	1.39%

Services - Engineering Services
1,000	Washington Group International Inc.	57,390	0.16%

Services - Equipment Rental & Leasing
43,000	Interpool Inc.	868,600
22,500	Rent-A-Cemter Inc. *	575,100
		1,443,700	3.95%

Services - Hospitals
33,900	Rehabcare Group Inc. *	639,015	1.75%

Services - Legal Services
17,500	Pre-Paid Legal Services Inc.	620,900	1.70%

Services - Offices & Clinics of Doctors of Medicine
30,000	Prospect Medical Holdings Inc. *	166,500	0.46%

Services - Prepackaged Software
120,000	Quovadx Inc. *	382,800	1.05%

Sporting & Athletic Goods, NEC
62,800	Escalade Inc.	696,452	1.91%

Surgical & Medical Instruments
9,700	Cantel Medical Corp.	158,983	0.44%

Telephone Communications
5,500	Atlantic Tele-Network Inc.	313,500
13,500	D&E Communications Inc.	151,740
17,000	Leap Wireless International Inc. *	741,030
		1,206,270	3.30%

Water, Sewer & Pipeline & Power Line Construction
11,500	Preformed Line Products Co.	390,080	1.07%

Wholesale - Medical, Dental & Hospital Equipment & Supplies
18,500	Owens & Minor Inc.	606,245	1.66%

Wood Household Furniture (No Upholstered)
12,000	Ethan Allen Interiors Inc.	504,240	1.38%

Total for Common Stock (Cost $25,948,861)		$ 34,299,238	93.86%

Cash Equivalents
2,504,580	SEI Daily Income Treasury Government CL B 3.96% **	2,443,030
372,758	Principal Cash	372,758
	(Cost $2,815,787)	2,815,787	7.71%

Total Investment Securities		37,115,025	101.56%
	(Cost $28,764,648)

Liabilities In Excess of Other Assets		(571,636)	-1.56%

Net Assets		$ 36,543,389	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2006.

NOTES TO FINANCIAL STATEMENTS

PARADIGM VALUE FUND

1. SECURITY TRANSACTIONS

At March 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $25,948,861 amounted to $8,350,377, which consisted of aggregate gross unrealized appreciation of $8,546,492 and aggregate gross unrealized depreciation of $196,115.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PARADIGM FUNDS

By : /s/ Candace King Weir

      Candace King Weir

      President

Date:            5-26-06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Candace King Weir

      Candace King Weir

      President

Date:            5-26-06

By : /s/ Robert A. Benton

       Robert A. Benton

      Chief Financial Officer

Date:            5-26-06